Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of supplemental information, operating leases
Supplemental information related to operating leases was as follows:

	As of December 31,
(in thousands)	2023	2022
Cash paid for amounts included in the measurement of operating lease liabilities	€3,722	€3,828

Schedule of supplemental consolidated balance sheet information, operating leases
Supplemental consolidated balance sheet information related to leases were as follows:

	As of December 31,
(in thousands)	2023	2022
Operating lease right-of-use assets	€42,273	€45,028
Current operating lease liabilities	€2,301	€4,538
Long-term operating lease liabilities	€38,434	€40,729
Total operating lease liabilities	€40,735	€45,267
Weighted average remaining lease term	14.4 years	14.6 years
Weighted average discount rate	3.4%	3.4%

Schedule of maturities of operating lease liabilities
Maturities of operating lease liabilities are as follows:

Year ended December 31,
(in thousands)	2023
2024	€3,656
2025	3,640
2026	3,560
2027	3,560
2028	3,560
2029 and thereafter	33,520
Total lease payments	51,496
Less: imputed interest	(10,761)
Total	€40,735